CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Cumulative translation adjustments, net	[1]	$ (5,211)	$ (1,431)	$ (6,409)
Associates and joint ventures [member]
Statement Line Items [Line Items]
Cumulative translation adjustments, net		$ 804	$ 132	$ 236

[1]	It includes US$ 804 loss (US$ 132 loss in 2019 and US$ 236 loss in 2018), of cumulative translation adjustments in associates and joint ventures.